Subsequent Events - Additional Information (Details)		1 Months Ended
	Feb. 07, 2023 shares	Apr. 14, 2023 USD ($) Extension $ / shares	Jan. 12, 2023 USD ($)
Scenario Forecast | G R I I D Infrastructure L L C
Subsequent Event [Line Items]
Aggregate deposit amount		$ 444,136
Aggregate deposits amount per share | $ / shares		$ 0.06
Number of extensions | Extension		6
Extensions term		1 month
Promissory Note | Subsequent Event
Subsequent Event [Line Items]
Outstanding principal amount			$ 444,136
Maximum | Promissory Note | Subsequent Event
Subsequent Event [Line Items]
Aggregate principal amount			$ 900,000
Minimum | Subsequent Event
Subsequent Event [Line Items]
Average aggregate global market capitalization | shares	40,000,000